Interim Unaudited Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Shares [Member]	Preferred Shares [Member] Series B Preferred Shares [Member]	Preferred Shares [Member] Series C Preferred Shares [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 69	$ 0	$ 0	$ 387,229	$ (135,693)	$ 251,605
Balance, shares at Dec. 31, 2017	6,876,962	14,000	0
Restricted Stock Units (Note 8)				277		277
Net Income for the period					4,958	4,958
Series B Preferred Shares dividend (Note 7)					(766)	(766)
Balance at Mar. 31, 2018	$ 69	$ 0	$ 0	387,506	(131,501)	256,074
Balance, shares at Mar. 31, 2018	6,876,962	14,000	0
Balance at Dec. 31, 2017	$ 69	$ 0	$ 0	387,229	(135,693)	251,605
Balance, shares at Dec. 31, 2017	6,876,962	14,000	0
Net Income for the period						9,743
Balance at Jun. 30, 2018	$ 69	$ 0	$ 0	387,551	(127,481)	260,139
Balance, shares at Jun. 30, 2018	6,876,962	14,000	0
Balance at Mar. 31, 2018	$ 69	$ 0	$ 0	387,506	(131,501)	256,074
Balance, shares at Mar. 31, 2018	6,876,962	14,000	0
Restricted Stock Units (Note 8)				45		45
Net Income for the period					4,785	4,785
Series B Preferred Shares dividend (Note 7)					(765)	(765)
Balance at Jun. 30, 2018	$ 69	$ 0	$ 0	387,551	(127,481)	260,139
Balance, shares at Jun. 30, 2018	6,876,962	14,000	0
Balance at Dec. 31, 2018	$ 99	$ 0	$ 3	512,379	(196,119)	316,362
Balance, shares at Dec. 31, 2018	9,942,950	14,000	250,000
Net Income for the period					10,818	10,818
Series B Preferred Shares dividend (Note 7)					(766)	(766)
Balance at Mar. 31, 2019	$ 99	$ 0	$ 3	512,379	(186,067)	326,414
Balance, shares at Mar. 31, 2019	9,942,950	14,000	250,000
Balance at Dec. 31, 2018	$ 99	$ 0	$ 3	512,379	(196,119)	316,362
Balance, shares at Dec. 31, 2018	9,942,950	14,000	250,000
Net Income for the period						20,381
Balance at Jun. 30, 2019	$ 99	$ 0	$ 3	512,379	(177,270)	335,211
Balance, shares at Jun. 30, 2019	9,942,950	14,000	250,000
Balance at Mar. 31, 2019	$ 99	$ 0	$ 3	512,379	(186,067)	326,414
Balance, shares at Mar. 31, 2019	9,942,950	14,000	250,000
Net Income for the period					9,563	9,563
Series B Preferred Shares dividend (Note 7)					(766)	(766)
Balance at Jun. 30, 2019	$ 99	$ 0	$ 3	$ 512,379	$ (177,270)	$ 335,211
Balance, shares at Jun. 30, 2019	9,942,950	14,000	250,000